Revenues and other income - Current and non-current deferred income (Details) € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	€ 2,809,133
Significant financing component	4,770
Revenue recognition of upfront	(232,441)
Revenue recognition of milestones	(19,369)
Other movements	3,204
Deferred income, ending balance	2,565,292
Grants
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	67
Other movements	3,204
Deferred income, ending balance	3,270
Collaboration with Gilead for filgotinib | Gilead
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	818,654
Significant financing component	4,770
Revenue recognition of upfront	(116,744)
Revenue recognition of milestones	(19,369)
Deferred income, ending balance	687,310
Gilead collaboration agreement for drug discovery platform | Gilead
Disclosure of Deferred Income [Line Items]
Deferred income, beginning balance	1,990,412
Revenue recognition of upfront	(115,697)
Deferred income, ending balance	€ 1,874,714